EQUITY-BASED COMPENSATION - Activity Related to Unvested Equity-Based Compensation Awards (Details) - $ / shares	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Common Units
Number of Units
Unvested, beginning balance (in shares)		0
Granted (in shares)		132,808,673
Vested (in shares)		(132,808,673)
Forfeited (in shares)		0
Unvested, ending balance (in shares)	0	0
Weighted-Average Grant Date Fair Value Per Unit
Beginning balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)		$ 0
Granted (in dollars per share)		9.00
Vested (in dollars per share)		9.00
Forfeited (in dollars per share)		0
Ending balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)	$ 0	$ 0
Seller Earnout Units
Number of Units
Unvested, beginning balance (in shares)		0
Granted (in shares)		11,608,004
Vested (in shares)		(11,608,004)
Forfeited (in shares)		0
Unvested, ending balance (in shares)	0	0
Weighted-Average Grant Date Fair Value Per Unit
Beginning balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)		$ 0
Granted (in dollars per share)		5.43
Vested (in dollars per share)		5.43
Forfeited (in dollars per share)		0
Ending balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)	$ 0	$ 0
Compensation:
Number of Units
Unvested, beginning balance (in shares)		0
Granted (in shares)	26,074,330	26,074,330
Vested (in shares)		0
Forfeited (in shares)		0
Unvested, ending balance (in shares)	26,074,330	26,074,330
Weighted-Average Grant Date Fair Value Per Unit
Beginning balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)		$ 0
Granted (in dollars per share)		12.53
Vested (in dollars per share)		0
Forfeited (in dollars per share)		0
Ending balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)	$ 12.53	$ 12.53
Unvested Incentive Units
Number of Units
Unvested, beginning balance (in shares)		0
Granted (in shares)		23,294,373
Modified from liability award (in shares)		0
Vested (in shares)		(163,528)
Forfeited (in shares)		(50,000)
Unvested, ending balance (in shares)	23,080,845	23,080,845
Weighted-Average Grant Date Fair Value Per Unit
Beginning balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)		$ 0
Granted (in dollars per share)		13.87
Modified from liability award ( in dollars per share)		0
Vested (in dollars per share)		14.56
Forfeited (in dollars per share)		14.02
Ending balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)	$ 13.87	$ 13.87
RSUs
Number of Units
Unvested, beginning balance (in shares)		0
Granted (in shares)	0	12,022,943
Modified from liability award (in shares)	9,050,000	9,050,000
Vested (in shares)		(10,941,339)
Forfeited (in shares)		(13,500)
Unvested, ending balance (in shares)	10,118,104	10,118,104
Weighted-Average Grant Date Fair Value Per Unit
Beginning balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)		$ 0
Granted (in dollars per share)		13.92
Modified from liability award ( in dollars per share)		10.00
Vested (in dollars per share)		10.75
Forfeited (in dollars per share)		14.02
Ending balance, Weighted-Average Grant Date Fair Value Per Unit (in dollars per share)	$ 13.84	$ 13.84